Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Cash flows from operating activities:
Net loss	$ (7,234)	$ (11,645)	$ (109,951)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	13,652	13,816	18,050
Allowance for credit losses	1,416	2,508	2,763
Gain from business divestiture, see Note 7	0	(4,768)	(5,764)
Stock-based compensation, excluding cash-settled awards	19,029	12,167	25,246
(Benefit) provision from deferred income taxes	(1,356)	(3,196)	45
Non-cash (gains) losses on derivative financial instruments, net	(179)	330	426
Other non-cash items, net	32	(685)	681
Changes in operating assets and liabilities:
Accounts receivable	10,573	12,436	59,186
Contract assets	(6,722)	(7,340)	8,517
Inventories	4,570	(960)	(13,101)
Prepaid expenses and other assets	(7,804)	5,307	(2,364)
Accounts payable and accrued expenses	14,294	4,332	(37,885)
Contract liabilities	7,962	13,897	18,000
Other liabilities	(1,552)	(2,904)	174
Other, net	101	1,266	(1,010)
Net cash provided by (used in) operating activities	46,782	34,561	(36,987)
Cash flows from investing activities:
Purchases of property and equipment	(10,587)	(7,035)	(8,274)
Purchases of short-term investments	0	(58,695)	(55,150)
Maturities of short-term investments	0	75,906	48,765
Settlements of derivative financial instruments not designated as hedges	117	(977)	201
Cash paid for capitalized software development costs	(2,601)	(2,034)	(3,408)
Proceeds from Business divestiture, net of cost, see Note 7	4,943	4,975	37,635
Change in restricted bank time deposits, including long-term portion	2,437	(2,782)	358
Net cash (used in) provided by investing activities	(5,691)	9,358	20,127
Cash flows from financing activities:
Repayment from credit facility	0	0	(100,000)
Dividends paid to noncontrolling interest	(2,577)	(2,452)	(2,934)
Purchases of treasury stock	(5,276)	0	0
Repayment of principal portion of finance lease liability	(99)	0	0
Net cash used in financing activities	(7,952)	(2,452)	(102,934)
Foreign currency effects on cash, cash equivalents, restricted cash, and restricted cash equivalents	(631)	(115)	617
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	32,508	41,352	(119,176)
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of period	80,396	39,044	158,220
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of period	112,904	80,396	39,044
Reconciliation of cash, cash equivalents, restricted cash and restricted cash equivalents at end of period:
Cash and cash equivalents	112,719	74,477	34,579
Restricted cash and cash equivalents included in restricted cash and cash equivalents and restricted bank time deposits	185	5,825	4,302
Restricted cash and cash equivalents included in other assets	0	94	163
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	$ 112,904	$ 80,396	$ 39,044